Related Party Transactions	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
9. RELATED PARTY TRANSACTIONS
Under an agreement between Sohu and Fox Financial Technology Group Limited (“Fox Financial,” formerly known as “SoEasy Internet Finance Group Limited”) entered into in August 2014, Sohu invested $4.8 million and $16.1 million, respectively, in Fox Financial in August 2014 and April 2015. In February 2016, Sohu invested an additional $10.5 million in Fox Financial.
Changyou’s Loan Arrangements with Fox Financial
Commencing in April 2015, certain subsidiaries of Changyou and certain subsidiaries of Fox Financial entered into a series of loan agreements pursuant to which the subsidiaries of Changyou were entitled to draw down HK dollar-denominated or U.S. dollar-denominated loans from the Fox Financial subsidiaries and the Fox Financial subsidiaries were entitled to draw down equivalent RMB-denominated loans from the subsidiaries of Changyou, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest which approximates the current market interest rate.
In December 2018 and 2019, Changyou entered into supplemental agreements with Fox Financial pursuant to which all accrued and unpaid interest on the loans as of December 31, 2018 and December 31, 2019 was added to the principal of the corresponding loans.
In December 2019, Changyou entered into a supplemental agreement with Fox Financial which states that Fox Financial undertakes and agrees to provide to Changyou a guaranty of the repayment obligation of Fox Financial and to deposit an amount equal to the US dollar denominated loan principal and corresponding interest owed by Changyou to Fox Financial as a security deposit. If Fox Financial fails to repay the RMB-denominated loan principal and corresponding interest based on RMB owed to Changyou, then the security deposit will be applied to repayment of the loan principal and corresponding interest owed to Changyou. The security deposit will be required to be replenished by Fox Financial if it is insufficient to repay the loan principal and corresponding interest of the RMB-denominated loan owed to Changyou, and any remaining surplus after the repayment of the RMB-denominated loan principal and interest will be returned to Fox Financial. The parties entered into an additional supplemental agreement, in which Changyou undertakes and agrees to provide to Fox Financial a guaranty of Changyou’s repayment obligation and to deposit an amount equal to the RMB-denominated loan principal and corresponding interest owed by Fox Financial to Changyou as a security deposit. If Changyou fails to repay the loan principal and corresponding interest, then the security deposit will be applied to repayment of the loan principal and corresponding interest owed to Fox Financial. The security deposit will be required to be replenished by Changyou if it is insufficient to repay the loan principal and corresponding interest to Fox Financial, and the remaining security deposit (if any) will be returned to Changyou if there is any surplus after the repayment of the US dollar denominated loan principal and interest.
As of December 31, 2020, the loan arrangements had expired and no new supplemental agreements were signed. Under supplemental agreements of guaranty between Changyou and Fox Financial entered into in December 2019, if Fox Financial failed to repay the RMB
-
denominated loan principle and corresponding interest, Changyou could apply the amount of the security deposit, consisting of the US dollar-denominated loan principal and corresponding interest owed by Changyou to Fox Financial, to repay the
RMB-denominated
loan principle and corresponding interest owed to Changyou.

As of the date of this report, the loan arrangements have not been settled, and a settlement plan is under discussion.
Changyou performed an assessment as of December 31, 2020 of expected credit losses for the
RMB-denominated
loans receivable from Fox Financial, and accrued an expected credit loss of $2.4 million based on its estimate of the remaining exposure in excess of the security deposit and the lack of solvency of Fox Financial.
As of December 31, 2019 and December 31, 2020, Changyou had U.S. dollar-denominated loans payable to Fox Financial in a total amount of approximately $33.5 million and $34.1 million, respectively, and
RMB-denominated
loans receivable from Fox Financial in a total amount of approximately $33.3 million and $34.1 million, respectively. For the year ended December 31, 2019 and 2020, Changyou incurred interest expense of $0.8 million and $0.6 million, respectively, in connection with the loans payable and earned interest income of $1.0 million and $0.8 million, respectively, in connection with the loans receivable.